Unredeemed Capital Expenditure (Detail) (South African Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure	$ 2,923.1		$ 3,116.5
Gold Fields Operations
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure	692.3		724.3
GFI Joint Venture Holdings
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure	1,779.9		1,885.4
Gold Fields La Cima
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure	$ 450.9	[1]	$ 506.8	[1]

[1]	The estimated capital allowances do not have an expiration date. Gold Fields La Cima, or La Cima, currently has no tax losses available for utilization against future profits.